Trade Payables and Other Current Liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Oct. 30, 2020	Aug. 17, 2018
Trade Payable And Other Current Liabilities [Line Items]
Increased trade payables	€ 7.7
Increased incurred studies fee	31.2	€ 24.2
CIR 2013-2015
Trade Payable And Other Current Liabilities [Line Items]
Payables For Payroll Taxes	€ 1.6			€ 1.9
Provision for tax audit for the years ended December 31, 2016 and December 31, 2017
Trade Payable And Other Current Liabilities [Line Items]
Payables For Payroll Taxes			€ 1.2